Other assets and liabilities -Schedule of Other Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Other financial liabilities, Total	R$ 243,077	R$ 192,951
Other financial liabilities at amortised cost, Total	241,448	192,407
Other financial liabilities at fair value through profit or loss, Total	1,629	544
Other financial liabilities at fair value through profit or loss, Total	1,629	544
Other non-financial liabilities	44,346	55,759
Other current financial liabilities	276,696	237,767
Other non-current financial liabilities	10,727	10,943
Credit card operations
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	185,717	164,872
Trading and intermediation of securities
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	37,381	18,636
Lease liabilities
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	3,275	3,681
Other financial liabilities
Disclosure of financial liabilities [line items]
Other financial liabilities at amortised cost, Total	15,075	5,218
Other financial liabilities at fair value through profit or loss, Total	1,629	544
Funds in transit
Disclosure of financial liabilities [line items]
Other non-financial liabilities	11,417	25,124
Charging and collection of taxes and similar
Disclosure of financial liabilities [line items]
Other non-financial liabilities	680	398
Social and statutory
Disclosure of financial liabilities [line items]
Other non-financial liabilities	12,221	12,487
Deferred income
Disclosure of financial liabilities [line items]
Other non-financial liabilities	2,428	1,258
Sundry domestic
Disclosure of financial liabilities [line items]
Other non-financial liabilities	5,892	5,076
Personnel provision
Disclosure of financial liabilities [line items]
Other non-financial liabilities	2,892	2,731
Provision for sundry payments
Disclosure of financial liabilities [line items]
Other non-financial liabilities	2,572	2,260
Obligations on official agreements and rendering of payment services
Disclosure of financial liabilities [line items]
Other non-financial liabilities	2,455	2,433
Liabilities from post-employment benefit plans
Disclosure of financial liabilities [line items]
Other non-financial liabilities	2,273	2,361
Other
Disclosure of financial liabilities [line items]
Other non-financial liabilities	R$ 1,516	R$ 1,631